Cash and cash equivalents (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018	[1]	Apr. 30, 2017	[1]
Cash and cash equivalents [Abstract]
Cash at bank and in hand	$ 374.3	$ 292.2
Short-term bank deposits	362.9	63.5
Cash and cash equivalents	$ 737.2	$ 355.7	[1]	$ 620.9		$ 151.0

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.